Naming of Issuing Entity1(a)	Check if Registered	Name of Originator 2(a)	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand3(a)			Assets That Were Repurchased or Replaced4(a)			Assets Pending Repurchase or Replacement (within cure period)5(a)			Demand in Dispute6(a)			Demand Withdrawn7(a)			Demand Rejected8(a)
			(#)	($)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)	(#)	($)9(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement

Residential mortgages – Non-Prime Subtotal*
Residential mortgages – Non-Prime Subtotal*

Issuing Entities with No Demands for Repurchase or Replacement10(a)
Residential mortgages - Non-Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2001-A			1,966	648,634,021.05	100.00%

Naming of Issuing Entity	Check if Registered	Name of Originator 1(b)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(b)			Assets That Were Repurchased or Replaced3(b)			Assets Pending Repurchase or Replacement (within cure period)4(b)			Demand in Dispute4(b)			Demand Withdrawn5(b)			Demand Rejected6(b)
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	Citigroup Global Markets Realty Corp.	119	73,906,708.22	55.26%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	Bank of America, N.A. (as successor by merger to LaSalle Bank National Association)	118	56,100,850.68	41.95%	0	0	0.00%	0	0	0.00%	0	0	0%	1	8,220,279.30	6.14%	0	0	0.00%	0	0	0.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	PNC Bank, National Association	52	3,725,720.73	2.79%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-C6 0001403924	X	Capmark Finance Inc.	29	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%

Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C17 0001612124	X	Morgan Stanley Mortgage Capital Holdings LLC	31	437,939,363.81	54.15%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C17 0001612124	X	Bank of America, N.A.	20	249,174,295.67	30.81%	0	0	0.00%	0	0	0.00%	0	0	0%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C17 0001612124	X	CIBC Inc.	16	121,622,179.13	15.04%	0	0	0.00%	0	0	0.00%	0	0	0%	1	0	0.00%	0	0	0.00%	0	0	0.00%
Commercial mortgages Subtotal*			385			0			0			0			2			0			0
Commercial mortgages Subtotal*				942,469,118.24			0			0			0			8,220,279.30			0			0

Issuing Entities with No Demands for Repurchase or Replacement7(b)
Mortgage Capital Funding, Inc. Multifamily/Commercial Mortgage Pass-Through Certificates, Series 1997-MC2 0001084389	X		181	870577280
Salomon Brothers Mortgage Securities VII Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-C3 0001129365	X		180	914661056
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162495	X		182	1308278784
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-C3 0001157687	X		125	818834240
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-J2A			10	1513530240
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2001-C1 0001162603	X		169	1070655168
First Union Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-C1 0001168012	X		106	728324736
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-2A 0001179031	X		111	971784832
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-3A 0001205512	X		131	1170328320
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2002-C2 0001209192	X		108	1051299648
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C4 0001226640	X		140	891768512
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C1 0001225490	X		134	1188882048
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LB1A			92	846037504
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-CB6 0001256074	X		127	1062618688
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-C2 0001255859	X		138	1205594752
GFCM LLC Commercial Mortgage Pass-Through Certificates, Series 2003-1			171	822649216
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2003-LN1 0001264059	X		185	1256612992
Wachovia Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-C9 0001274041	X		118	1149211648
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A			90	963760960
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001285906	X		119	1403257088
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-C2 0001289357	X		131	1062969408
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BBA3			21	1512635648
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LN2 0001299481	X		175	1245882112
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2004-LB4A			118	1222098176
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-BA5A			12	1032962944
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C1 0001316139	X		127	1779499520
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP1 0001318660	X		233	2878562816
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LP5			137	1788020864
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C2 0001325824	X		142	1864137984
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP2 0001328517	X		295	2979460352
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3 0001335783	X		232	2022707584
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C3 0001335517	X		132	2116111232
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP4 0001338782	X		184	2677074944
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-HQ7 0001344184	X		278	1956613760
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-C4 0001344873	X		166	2398035200
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2005-LDP5 0001345812	X		188	4327020032
General Electric Commercial Mortgage Corporation Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001354504	X		145	1608803712
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8 0001354744	X		268	2731231488
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP6 0001354045	X		163	2142076288
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C7			156	2447292416
JP Morgan Chase Commercial Mortgage Securities Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-LDP7 0001363143	X		269	3940432128
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-HQ9 0001369353	X		213	2601737984
Credit Suisse First Boston Mortgage Securities Corp. Commercial Mortgage Pass-Through Certificates, Series 2006-C4 0001374479	X		360	4273091840
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C5 0001378234	X		207	2238772736
Deutsche Mortgage & Asset Receiving Corporation Commercial Mortgage Pass-Through Certificates, Series 2006-C8			173	3775704064
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12 0001383025	X		269	2730307584
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-HQ11 0001388783	X		171	2417646592
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series4 0001390801	X		380	6640315392
Bear Stearns Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-BBA8			16	1762390016
Wells Fargo Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2010-C1			37	735870784
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C2			52	1213951744
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2011-C3 0001528503	X		63	1491988736
Morgan Stanley Capital I, Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C4 0001541451	X		38	1100577000
UBS-BAMLL Commercial Mortgage Pass-Through Certificates, Series 2012-WRM			2	415000000
Morgan Stanley Capital I Inc. Commercial Mortgage Pass-Through Certificates, Series 2012-C5 0001552327	X		72	1354485000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2012-C6 0001558013	X		61	1124650000
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-M14			172	1157931252
Queens Center Commercial Mortgage Pass-Through Certificates, Series 2013-QC			1	0
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C7 0001564347	X		64	1398737000
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2013-M3			166	1131057988
COMM 2013-WWP Mortgage Trust Commercial Mortgage Pass-Through Certificates			1	710000000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C9 0001571237	X		60	1278845000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C10 0001577311	X		75	1487979500
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2013-BREH			1	90000000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C12 0001587497	X		72	1277771600
Hilton USA Trust Commercial Mortgage Pass-Through Certificates, Series 2013 HLT			1	2625000000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2013-C13 0001590757	X		63	996009013
WFRBS Commercial Mortgage Trust 2013-C18, Commercial Mortgage Pass-Through Certificates, Series 2013-C18 0001589803	X		67	1038004000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C14 0001595710	X		58	1479452911
WFRBS Commerical Mortgage Pass-Through Certificates, Series 2014-LC14			71	1256429600
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C15 0001600823	X		48	1081255407
CGBAM Commerical Mortgage Pass-Through Certificates, Series 2014-HD			1	257500000
GRACE 2014-GRCE Commercial Mortgage Pass-Through Certificates			1	900000000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C16 0001606442	X		76	1267954822
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C18 0001617760	X		66	1277739500
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2014-C19 0001623916	X		78	1471302100
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C20 0001629069	X		88	1148386738
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C21 0001631406	X		64	871663750
BBCMS Commercial Mortgage Pass-Through Certificates, Series 2015-SLMZ			1	72500000
BBCMS Commercial Mortgage Pass-Through Certificates, Series 2015-SLP			0	580000000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-CALW			1	1342500000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-TEXW			1	632000000
Core Industrial Commercial Mortgage Pass-Through Certificates, Series 2015-WEST			1	822000000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C22 0001636513	X		77	1107324016
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2015-SMMZ			1	102500000
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2015-SMRT			1	312574000
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C23 0001642727	X		75	1072706368
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C24 0001646924	X		74	935417433
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C26 0001655591	X		69	1048920000
Hudson's Bay Simon JV Trust Commercial Mortgage Pass-Through Certificates 2015-HBFL			1	846229966
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2015-C27 0001656047	X		55	837289316
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2015-UBS8 0001657889	X		57	805000200
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-UBS9 0001664682	X		31	666609197
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2016-M6			120	901030985
Wells Fargo Commercial Mortgage Pass-Through Certificates Series 2016-BNK1 0001679420	X		40	870557679.5
TRU Trust Commercial Mortgage Pass-Through Certificates, Series 2016-TOYS			1	512000000
CGBAM Commercial Mortgage Pass-Through Certificates, Series 2016-IMC			1	610000000
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-BNK2			40	725571637
Morgan Stanley Capital I Trust Commercial Mortgage Pass-through Certificates, Series 2016-UBS12			42	824441736
Chicago Skyscraper Commercial Mortgage Pass-Through Certificates, Series 2017-SKY			1	1020000000
BANK 2017-BNK4 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK4 0001698685	X		48	1008188843
Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Pass-Through Certificates, Series 2017-C33 0001702746	X		44	703273500
BANK 2017-BNK5 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK5 0001706303	X		87	1231288365
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2017-M8			118	902326754.8
BX Trust 2017-SLCT, Commercial Mortgage Pass-Through Certificates, Series 2017-SLCT 0001712183	X		1	1393500000
BX Trust 2017-APPL, Commercial Mortgage Pass-Through Certificates, Series 2017-APPL 0001712413	X		1	800000000
Citigroup Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2017-B1 0001713393	X		48	941581078
BANK 2017-BNK7 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK7 0001714679	X		65	1214180360
BANK 2017-BNK8 Commercial Mortgage Pass-Through Certificates, Series 2017-BNK8 0001718322	X		50	1130807029
CHT 2017-COSMO Mortgage Trust Commercial Pass-Through Certificates, Series 2017-COSMO 0001723216	X		1	1380000000
BANK 2018-BNK10 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK10			68	1287148920
CGCMT 2018-B2 Commercial Mortgage Pass-Through Certificates, Series 2018-B2			52	1062384703
BANK 2018-BN11 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK11			42	688407352
BANK 2018-BN12 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK12			63	901339322
Ashford Hospitality Trust 2018-KEYS Commercial Mortgage Pass-Through Certificates			6	982000000
BANK 2018-BNK13 Commercial Mortgage Pass-Through Certificates, Series 2018-BNK13			62	944189953.3
Commercial Mortgage Pass-Through Certificates, Series 2018-BNK14			62	1379430107
BANK 2018-BN15, Commercial Mortgage Pass-Through Certificates, Series 2018-BNK15			67	1084917247
NYT 2019-NYT Mortgage Trust Commercial Mortgage Pass-Through Certificates			1	515000000
CAMB Commercial Mortgage Trust 2019-LIFE, Commercial Mortgage Pass-Through Certificates, Series 2019-LIFE			1	1170000000
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK16			69	974841841.1
MTRO Commercial Mortgage Trust 2019-TECH			1	200000000
CORE 2019-CORE Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2019-CORE			1	402800000
Cloverleaf Cold Storage Trust 2019-CHL2, Commercial Mortgage, Pass-Through Certificates, Series 2019-CHL2			1	503000000
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK17			49	833343348
New Orleans Hotel Trust 2019-HNLA			1	325000000
Fannie Mae Multifamily REMIC Trust 2019-M7			63	900018694.2
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK18			56	1112085750
Multifamily Mortgage Pass-Through Certificates, Series 2019-KF62			37	890566000
CSMC 2019-ICE4, Commercial Mortgage Pass-Through, Certificates, Series 2019-ICE4			1	2350000000
BAMLL Commercial Mortgage Securities Trust 2019-RLJ			1	200000000
Commercial Mortgage Pass-Through Certificates, Series 2019-BNK19			73	1302470080
BX Commercial Mortgage Trust 2019-XL, Commercial Mortgage Pass-Through Certificates, Series 2019-XL			1	5600000000
DC Office Trust 2019-MTC, Commercial Mortgage Pass-Through Certificates, Series 2019-MTC			1	404000000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK22			58	1202148724
CLNY Trust 2019-IKPR, Commercial Mortgage Pass-Through Certificates, Series 2019-IKPR			1	755000000
BANK Commercial Mortgage Pass-Through Certificates, Series 2019-BNK23			47	1287022414
Great Wolf Trust 2019-WOLF Commercial Mortgage Pass-Through Certificates, Series 2019-WOLF			1	1700000000
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK25			77	1634271868
Commercial Mortgage Pass-Through Certificates, Series 2020-BNK26			75	1200097104
Fannie Mae Multifamily REMIC Trust 2020-M20			14	529382000

Naming of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Residential mortgages – Manufactured housing
BankAmerica Manufactured Housing Contract Trust 1995-BA1 - 0001102113	x	Bank of America, N.A. (BANA)		125,209,123
BankAmerica Manufactured Housing Contract Trust 1996-1 - 0001102113	x	Bank of America, N.A. (BANA)		245,785,417
BankAmerica Manufactured Housing Contract Trust 1997-1 - 0001102113	x	Bank of America, N.A. (BANA)		261,995,275
BankAmerica Manufactured Housing Contract Trust 1997-2 - 0001102113	x	Bank of America, N.A. (BANA)		499,999,894
BankAmerica Manufactured Housing Contract Trust 1998-1 - 0001102113	x	Bank of America, N.A. (BANA)		895,440,093
BankAmerica Manufactured Housing Contract Trust 1998-2 - 0001102113	x	Bank of America, N.A. (BANA)		685,982,618
Total				2,714,412,420

All total*			385			0			0			0			2			0			0
All total*				942,469,118.24			0			0			0			8,220,279.30			0			0

Bank of America, N.A.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) Ginnie Mae I MBS and Ginnie Mae II MBS listed in the table above are denoted by (GNI) and (GNII), respectively.  This report only covers repurchase activity reported by the securitizer to Ginnie Mae for Ginnie Mae MBS pools with defective mortgage assets as described in Section 14-8(D) of the Ginnie Mae MBS Guide during the reporting period covered by this Form ABS-15G.  For Ginnie Mae II MBS, information regarding the number of assets and the identity of the originators at issuance could not be obtained without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Except for the Ginne Mae MBS listed in the table above, the originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

3(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If a demand was received during the report period and the asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

4(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
9(a) Except for Ginnie Mae MBS listed in the table above, an outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

An outstanding principal balance shown in this column and used to calculate the corresponding “% of principal balance” column for any Ginnie Mae MBS is determined in accordance with the reporting methodology prescribed by the Ginnie Mae MBS Guide.

10(a)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages
1(b)The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2(b) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3(b) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4(b) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5(b) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6(b) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7(b)Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.
*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.